Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000158764 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000158765 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193875 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000193875 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000193876 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000193876 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000220967 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000220967 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000220968 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000220968 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%